Gross Amounts Due From Customers for Contract Work-in-progress	12 Months Ended
Dec. 31, 2017
Contract Assets [Abstract]
Gross Amounts Due From Customers for Contract Work-in-progress
14.	Gross amounts due from customers for contract work-in-progress

	As of December 31,
	2017	2016
	US$’000	US$’000
Construction contract work-in-progress
Construction costs	31,778	15,406
Attributable profit	744	366
	32,522	15,772
Less: Progress billing received and receivable	(32,360)	(13,727)
Total gross amounts due from customers for contract work	162	2,045

Revenues recognized in excess of amounts billed are classified as current assets under gross amounts due from customers for contract work-in-progress. Amounts billed to clients in excess of revenues recognized to date are classified as current liabilities under advance billings on contracts.